Debt - Additional Information (Detail)	12 Months Ended					0 Months Ended					12 Months Ended		12 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended
	May 31, 2013 USD ($)	May 31, 2012 USD ($)	Aug. 02, 2012 Euro-denominated term loans [Member] EUR (€)	Aug. 02, 2012 U.S. dollar-denominated term loans [Member] USD ($)	May 31, 2013 Revolving Credit Facility [Member] USD ($)	Aug. 02, 2012 Non Extended Term Loans [Member] USD ($)	Aug. 02, 2012 Term loan facility, 25-Mar-15 [Member]	Aug. 02, 2012 Asset-based revolving credit facility [Member]	May 31, 2013 Asset-based revolving credit facility [Member] Revolving Credit Facility [Member] USD ($)	Aug. 02, 2012 Asset-based revolving credit facility [Member] Revolving Credit Facility [Member] USD ($)	May 31, 2013 U.S. dollar-denominated term loans [Member] USD ($)	May 31, 2013 U.S. dollar-denominated term loans [Member] Joinder Agreement [Member] Term loan facility, 25-Jul-17 [Member] USD ($)	May 31, 2013 U.S. dollar-denominated term loans [Member] One-month LIBOR [Member]	May 31, 2013 U.S. dollar-denominated term loans [Member] Three-month LIBOR [Member]	Oct. 04, 2012 Euro-denominated term loans [Member] Joinder Agreement [Member] Term loan facility, 25-Jul-17 [Member] EUR (€)	May 31, 2013 Euro-denominated term loans [Member] One-month LIBOR [Member]	Oct. 02, 2012 10% Senior Notes [Member] USD ($)	Oct. 02, 2012 11.625% Senior Subordinated Notes Outstanding [Member] USD ($)	Aug. 02, 2012 USD [Member] Revolving Credit Facility [Member] USD ($)	Aug. 02, 2012 USD [Member] Cash flow revolving credit facility, 25-Apr-17 [Member]	May 31, 2013 USD [Member] Cash flow revolving credit facility, 25-Apr-17 [Member] USD ($)	May 31, 2013 USD [Member] Term loan facility, 25-Jul-17 [Member] USD ($)	May 31, 2013 USD [Member] Term loan facility, 25-Mar-15 [Member] USD ($)	May 31, 2012 USD [Member] Term loan facility, 25-Mar-15 [Member] USD ($)	Aug. 08, 2012 USD [Member] Senior notes [Member] USD ($)	May 31, 2013 USD [Member] Senior notes [Member] USD ($)	Oct. 02, 2012 USD [Member] Senior notes [Member] USD ($)	May 31, 2013 USD [Member] Senior PIK toggle notes [Member]	Aug. 31, 2012 USD [Member] Senior PIK toggle notes [Member]	Aug. 08, 2012 USD [Member] Senior PIK toggle notes [Member] USD ($)	May 31, 2012 USD [Member] Senior PIK toggle notes [Member] USD ($)	May 31, 2013 USD [Member] Senior subordinated notes [Member]	Oct. 02, 2012 USD [Member] Senior subordinated notes [Member] USD ($)	Aug. 08, 2012 USD [Member] Senior subordinated notes [Member] USD ($)	May 31, 2012 USD [Member] Senior subordinated notes [Member] USD ($)	May 31, 2013 USD [Member] Senior subordinated notes [Member] USD ($)	Oct. 02, 2012 USD [Member] Senior subordinated notes [Member] USD ($)	Nov. 14, 2012 USD [Member] Asset-based revolving credit facility [Member] USD ($)	May 31, 2013 Euro [Member] Term loan facility, 25-Jul-17 [Member] USD ($)	May 31, 2013 Euro [Member] Term loan facility, 25-Jul-17 [Member] EUR (€)	May 31, 2013 Euro [Member] Term loan facility, 25-Mar-15 [Member] USD ($)	May 31, 2013 Euro [Member] Term loan facility, 25-Mar-15 [Member] EUR (€)	May 31, 2012 Euro [Member] Term loan facility, 25-Mar-15 [Member] USD ($)	May 31, 2012 Euro [Member] Term loan facility, 25-Mar-15 [Member] EUR (€)	Nov. 14, 2012 Euro [Member] Asset-based revolving credit facility [Member] USD ($)
Debt Disclosure [Line Items]
Interest rate																	45.12%	43.91%							6.50%	6.50%						11.625%				6.50%
Maturity year																									2020	2020		2017				2020				2020
Percent of term loans subject to variable rate													77.00%			100.00%
Variable rate basis													0.19%	0.28%		0.06%
Term loan payment in each year, Percentage	0.25%
Total amount of required payments under the term loan facilities	$ 33,500,000
Currency conversion rate of 1 Euro	1.2988	1.2441
Revolving borrowing base	787,000,000
Financing fees related to credit agreement					68,900,000				11,600,000
Face value of bonds																	343,400,000	384,200,000							1,000,000,000.0		825,000,000.0			140,000,000.0			800,000,000.0	140,000,000.0			800,000,000.0
Toggle notes tender percentage																													70.00%
Maturity period of term loan under the credit facility						Dec. 24, 2014	Mar. 25, 2015	Jul. 25, 2017												Apr. 25, 2017	Apr. 25, 2017	Jul. 25, 2017	Mar. 25, 2015			Aug. 01, 2020		Oct. 15, 2017				Oct. 15, 2017				Oct. 01, 2020			Jul. 25, 2017	Jul. 25, 2017	Mar. 25, 2015	Mar. 25, 2015
Loss on the retirement of bonds	155,200,000
Write off of deferred financing fees	17,100,000
Excess of term loan			631,300,000	1,007,200,000		200,000,000.0				165,000,000									165,000,000
Outstanding balance	5,966,400,000	5,827,800,000										392,700,000			32,900,000						0	2,116,800,000	104,300,000	2,234,700,000		1,825,000,000					771,000,000				1,015,000,000	800,000,000			856,400,000	659,400,000	217,900,000	167,800,000	1,039,600,000	835,600,000
New asset-based revolving credit facility																																						400,000,000.0							100,000,000.0
Add-on to the extended U.S. dollar term loan											$ 730,000,000.0